Oct. 31, 2024
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio
Investment objective
The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none
Other expenses	0.05	0.05	0.01	0.14	0.11%	0.01%
Acquired (underlying) fund fees and expenses	0.26	0.26	0.26	0.26	0.26	0.26
Total annual fund operating expenses	0.61	1.31	0.52	0.65	0.37	0.27

*  A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$311	$233	$302	$66	$38	$28		1 year	$133
3 years	440	415	413	208	119	87		3 years	415
5 years	582	718	533	362	208	152		5 years	718
10 years	993	1,386	886	810	468	343		10 years	1,386

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds fixed income funds and Capital Group exchange-traded fixed income funds (ETFs) in different combinations and weightings. The fund will principally invest in funds that seek current income through investments in bonds or in other fixed income instruments.

Under normal circumstances, the fund will derive at least 80% of its income from securities that are exempt from regular federal income tax and will invest at least 80% of its assets in funds that predominately invest in securities that are exempt from regular federal income tax.

The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds. Some of these bonds may have credit and liquidity support features, including guarantees and letters of credit. In addition, an underlying bond fund may invest significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income that is exempt from regular federal income tax, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 4.29% (quarter ended December 31, 2023)

Lowest -3.71% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2024, was 3.00%.

Average annual total returns For the periods ended December 31, 2023:

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	3.88%	1.56%	1.90%	1.79%
— After taxes on distributions		3.88	1.53	1.89	N/A
— After taxes on distributions and sale of fund shares		3.22	1.56	1.93	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	1.06%	0.81%	1.39%	1.30%
C	5/18/2012	1.89	0.63	1.07	1.03
F-1	5/18/2012	3.58	1.27	1.63	1.52
F-3	1/27/2017	3.98	1.66	N/A	1.74

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%
Bloomberg Municipal Bond 1-7 Year Blend Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.08	1.67	1.72	1.62

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.